Other operating income and expenses	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Other operating income and expenses	Other operating income and expenses
Other operating income and Other operating expenses in the consolidated income statements include:

EUR million
	2025	2024	2023
Other operating income	1,583	846	1,137
Non- financial services	738	654	752
Other operating income	845	192	385
Other operating expense	(2,070)	(2,258)	(2,766)
Non-financial services	(650)	(498)	(674)
Other operating expense:	(1,420)	(1,760)	(2,092)
Of which, credit institutions deposit guarantee fund and single resolution fund	(478)	(481)	(1,083)
	(487)	(1,412)	(1,629)
In the 2025 and 2024 financial years, it was decided that there will not be contribution in Spain to the Single Resolution Fund, as well as a decrease in the contribution to the Deposit Guarantee Fund, by the Single Resolution Board (SRB) and the Deposit Guarantee Fund Management Committee, respectively.
The amount of the Group recognises in relation to income from sub-leases of rights of use is not material.